INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets
Income tax	$ 112,220	$ 1,263,795	$ 2,082,269
Non-current assets
Income tax	2,653
Minimum presumed income tax	3,376	1,184	126,653
Total	6,029	1,184	126,653
Liabilities
Income tax	$ 1,556,715	$ 142,028	$ 2,569